Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) (Parentheticals) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Statement of Stockholders' Equity [Abstract]
Net of issuance costs related to warrants	$ 452
Net of issuance costs related to due to ATM	$ 170